INVENTORIES	12 Months Ended
Mar. 31, 2012
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
4.	INVENTORIES

Inventories consisted of the following:

	As of March 31,
	2011	2012
	$	$

Raw materials	2,190	3,033
Work in progress	417	294
Finished goods	1,629	643
	4,236	3,970

Slow moving inventories amounting to $222, $228 and $199 were written off during the years ended March 31, 2010, 2011 and 2012, respectively.